Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Income Statement [Abstract]
License and other revenue	$ 25,000,000	$ 0	$ 25,000,000	$ 0
Grant revenue	37,592	321,497	579,597	971,985
Total revenue	25,037,592	321,497	25,579,597	971,985
Operating expenses:
Research and development	964,574	4,581,605	2,411,293	9,376,633
General and administrative	2,151,859	1,703,188	4,921,269	5,989,053
Income (loss) from operations	21,921,159	(5,963,296)	18,247,035	(14,393,701)
Other income (expense):
Change in fair value of warrant liability and unit purchase option liability	64	(101,246)	(1,586)	(57,595)
Interest income (expense), net	29,387	(104,183)	(53,991)	(381,603)
Total other income (expense)	29,451	(205,429)	(55,577)	(439,198)
Net income (loss) before taxes	21,950,610	(6,168,725)	18,191,458	(14,832,899)
Income tax expense	3,230,000	0	3,230,000	0
Net income (loss) after taxes	$ 18,720,610	$ (6,168,725)	$ 14,961,458	$ (14,832,899)
Net income (loss) per common share, basic and diluted (USD per share)	$ 0.52	$ (0.70)	$ 0.65	$ (1.71)
Weighted-average shares outstanding - basic (shares)	21,382,683	8,756,393	14,952,391	8,685,818
Weighted-average shares outstanding - diluted (shares)	21,407,702	8,756,393	14,960,032	8,685,818